FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 April 30, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED INTERMEDIATE GOVERNMENT FUND, INC. (the "Fund")
            Institutional Shares
            Institutional Service Shares
           1933 Act File No. 33-41004
           1940 Act File No. 811-6307

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated April 30, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective amendment No. 24 on April 27, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7262.

                                                 Very truly yours,



                                                 /s/ Travis E. Williams
                                                 Travis E. Williams
                                                 Assistant Secretary









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